Other operating income (expenses), net (Tables)	12 Months Ended
Dec. 31, 2025
Other Operating Income Expenses Net
Schedule of other operating income (expenses), net

	2025	2024	2023

Other operating income, net[1]	507,014	59,063	99,307
Other operating expenses	(232,283)	(339,513)	(71,382)
Other operating income (expenses), net	274,731	(280,450)	27,925
[1]	Includes the recognition of out-of-period tax credits related to PIS and COFINS, resulting from the Company’s ordinary operations. Refer to Note 20.